Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule of inventories [Abstract]
Finished goods	$ 64,897	$ 58,784
Work-in-process	6,218	4,360
Raw materials	82,587	66,003
Total inventory	$ 153,702	$ 129,147